Note 24 - Share-based Payments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
In R$, except when otherwise indicated	2017	(i)	2016	(i)	2015	(i)

Fair value of options granted	6.51		6.21		7.84
Share price	19.80		17.18		18.41
Exercise price	19.80		17.18		18.41
Expected volatility	26.7%		27.0%		27.5%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	10.1%	(ii)	12.4%	(ii)	15.9%	(ii)

Disclosure of the number of share options [text block]
Thousand options	2017	2016	2015

Options outstanding at January 1 st	131,244	121,770	126,149
Options issued during the period	20,435	24,806	16,568
Options exercised during the period	(13,548)	(11,613)	(19,975)
Options forfeited during the period	(2,910)	(3,719)	(972)
Options outstanding at ended year	135,221	131,244	121,770

Disclosure of weighted average exercise prices of share options [text block]
In R$ per share	2017	2016	2015

Options outstanding at January 1 st	13.87	12.36	10.07
Options issued during the period	19.82	17.18	18.42
Options forfeited during the period	17.88	12.83	20.35
Options exercised during the period	5.81	2.52	5.05
Options outstanding at ended period	15.27	13.87	12.36
Options exercisable at ended period	3.78	3.66	3.29

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Thousand deferred shares	2017	2016	2015

Deferred shares outstanding at January 1 st	19,260	19,056	17,490
New deferred shares during the period	794	7,329	2,692
Deferred shares granted during the period	(2,874)	(6,118)	(804)
Deferred shares forfeited during the period	(880)	(1,007)	(322)
Deferred shares outstanding at ended year	16,300	19,260	19,056